Share-Based Compensation (Share-based Compensation Allocated from Sohu to the 17173 Business) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sohu.com [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 47.34
Sohu's 2000 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized share-based compensation cost	$ 0	$ 0	$ 0
Sohu's 2000 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options, exercised	110,000	173,000	383,000
Share-based compensation expense	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses	79,000
Weighted average period over which unrecognized compensation expected to be recognized (Years)	0.63
Fair value of restricted stock units, expensed	130,000	31,000	116,000
Fair value of restricted stock units, vested	57,000	88,000	242,000
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized share-based compensation cost	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options, exercised	80,000
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock units, expensed	173,000	321,000	600,000
Fair value of restricted stock units, vested	353,000	405,000	61,000
Sohu's 2000 Stock Incentive Plan [Member] | Sohu's senior management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and restricted stock units expense	$ 0	$ 218,000	$ 353,000